Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($) Segment shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Mar. 31, 2017 USD ($)	Jan. 01, 2017 USD ($)
Significant Accounting Policies [Line Items]
Number of operating segments | Segment	1
Goodwill impairment losses	$ 0	$ 0	$ 0
Provision for estimated sales returns, rebates, stock rotations, and other customer rights	16,104,000	14,130,000
Severance expenses	$ 8,165,000	7,140,000	6,726,000
Maximum percentage of annual compensation contributed by employees towards employee benefit plan	50.00%
Maximum amount contributed by employees toward employee benefit plan	$ 18,000
Additional amount contributed by employees aged 50 and over towards employee benefit plan	$ 6,000
Percentage of employee contributions contributed by employer towards employee benefit plan	50.00%
Maximum percentage of employee's eligible compensation	4.50%
Contributions by employer	$ 2,290,000	1,397,000	1,148,000
Minimum percentage of tax benefit realized upon settlement	50.00%
Advertising expenses	$ 3,127,000	2,311,000	2,837,000
Allowance for doubtful accounts	2,255,000	2,101,000
Bad debt expense (income)	154,000	(1,834,000)	(1,932,000)
Write off of bad debts	$ 0	$ 123,000	$ 1,537,000
Anti-dilutive shares excluded from computation of earnings per share amount | shares	4,232,063	1,594,082	1,746,613
Subsequent Event | Accounting Standards Update 2016-09 | Deferred Tax Asset
Significant Accounting Policies [Line Items]
Cumulative-effect adjustment to increase (decrease) retained earnings and deferred taxes				$ 86,000,000
Subsequent Event | Accounting Standards Update 2016-09 | Retained earnings
Significant Accounting Policies [Line Items]
Cumulative-effect adjustment to increase (decrease) retained earnings and deferred taxes					$ 3,000,000
Foreign Exchange Forward Contracts | Not Designated as Hedging Instrument
Significant Accounting Policies [Line Items]
Derivative, notional amount	$ 153,318,000	$ 319,380,000
Gains (losses) from derivatives not designated as hedge	(10,000)	(52,000)
Foreign Exchange Forward Contracts | Designated as Hedging Instrument | Cash Flow Hedging
Significant Accounting Policies [Line Items]
Derivative, notional amount	51,970,000	25,732,000
Other comprehensive income, gain (loss) on outstanding forward contracts	53,000	8,000
Foreign Exchange Forward Contracts | Financial Income | Not Designated as Hedging Instrument
Significant Accounting Policies [Line Items]
Derivative, net gain (loss)	1,822,000	378,000	$ (21,970,000)
Foreign Exchange Forward Contracts | Operating Expenses | Designated as Hedging Instrument | Cash Flow Hedging
Significant Accounting Policies [Line Items]
Derivative, net gain (loss)	$ 120,000	$ (1,585,000)	$ (3,009,000)
Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets	5 years
Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets	20 years